Financial instruments, Changes in liabilities arising from financing activities (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in liabilities arising from financing activities [abstract]
Loss on derecognition of financial liabilities measured at amortized cost	£ 1,393,000	£ 0	£ 0
Non-current loans	3,623,000	4,147,000	291,000
Proceeds from agreement	39,500,000	37,226,000
Lease liabilities	29,803,000	26,610,000
Repayment of lease liabilities	3,208,000	3,159,000	4,426,000
Interest on lease liabilities	1,796,000	1,732,000	2,401,000
Lease remeasurements	(1,710,000)	£ (970,000)
Bottom of Range [Member]
Changes in liabilities arising from financing activities [abstract]
Non-current loans	2,274,000
Top of Range [Member]
Changes in liabilities arising from financing activities [abstract]
Non-current loans	39,500,000
Leasehold Properties [Member]
Changes in liabilities arising from financing activities [abstract]
Increase (decrease) in lease liabilities	2,575,000
Lease liabilities	3,193,000
Pharmakon Loan Agreement [Member]
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities	3,280,000
Loss on derecognition of financial liabilities measured at amortized cost	1,393,000
Borrowings, interest rate		0.00%
Oxford Finance and Pharmakon [Member]
Changes in liabilities arising from financing activities [abstract]
Foreign currency losses	£ 4,387,000
Interest Bearing Loans and Borrowings [Member]
Changes in liabilities arising from financing activities [abstract]
Liabilities from financing activities		£ 37,226,000	£ 36,654,000